7. STOCKHOLDERS' EQUITY: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
01/01/2012 to 09/30/2012
Risk-free interest rate	1.75%
Expected dividend yield	--
Expected term	5 years
Expected volatility	146.6%